INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets	The components of intangible assets at December 31 were as follows:

	2020
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,300	$14,649	$1,651
Licenses	57,480	53,153	4,327
Intellectual property	28,916	26,095	2,821
Customer relationships	140,892	83,858	57,034
Brand	17,070	5,631	11,439
Research and development	11,158	10,349	809
	$271,816	$193,735	$78,081

	2019
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$15,416	$13,540	$1,876
Licenses	52,517	48,912	3,605
Intellectual property	27,824	22,326	5,498
Customer relationships	116,576	69,883	46,693
Brand	14,613	3,727	10,886
Research and development	10,274	8,760	1,514
	$237,220	$167,148	$70,072

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 is as follows:

Amount
2021	15,691
2022	11,882
2023	11,242
2024	10,399
2025	8,779